Summary of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Shares Underlying Options, Beginning balanceShares Underlying Options, Beginning balance	748,086
Weighted Average Exercise Price, Beginning BalanceWeighted Average Exercise Price, Beginning Balance	$ 5.87
Weighted Average Remaining Contractual Term (in years), Outstanding	9 years 2 months 1 day	8 years 5 months 4 days
Intrinsic Value, Outstanding, Beginning balanceIntrinsic Value, Outstanding, Ending balance	$ 103,662
Shares Underlying Options, Granted	1,398,500
Weighted Average Exercise Price, Granted	$ 2.91
Weighted Average Remaining Contractual Term (in years), Granted	9 years 10 months 13 days
Shares Underlying Options, Exercised
Weighted Average Exercise Price, Granted
Shares Underlying Options, Expired
Weighted Average Exercise Price, Expired
Shares Underlying Options, Forfeited	(464,130)
Weighted Average Exercise Price, Forfeited	$ 4.78
Shares Underlying Options, Ending balance	1,682,456	748,086
Weighted Average Exercise Price, Ending Balance	$ 3.71	$ 5.87
Intrinsic Value, Outstanding, Ending balance	$ 1,807	$ 103,662
Shares Underlying Options, Exercisable	433,767
Weighted Average Exercise Price, Exercisable	$ 4.96
Weighted Average Remaining Contractual Term (in years), Exercisable	8 years 4 months 2 days
Intrinsic Value, Exercisable	$ 1,807